INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
INCOME TAXES
Schedule of income tax provision (benefit)

	2025	2024
Federal:
Current	$—	$—
Deferred	(2,198,000)	5,874,000
	(2,198,000)	5,874,000
State and local:
Current	—	—
Deferred	(133,115)	417,000
	(133,115)	417,000
Foreign:
Current	—	—
Deferred	(724,000)	(11,000)
	(724,000)	(11,000)

Change in valuation allowance	(2,371,000)	(6,280,000)

Income tax provision (benefit)	$(684,115)	$—

Schedule of effective income tax rate reconciliation

	2025	2024
Statutory federal income tax rate	21.00%	21.00%
Statutory state and local income tax rate (1%, as of September 30, 2025 and 2024), net of federal benefit	2.77%	10.19%
Stock based compensation	(3.98)%	2.04%
Permanent differences related to warrants	0.42%	20.33%
Other permanent differences	0.19%	(2.49)%
Federal R&D Credit	1.03%	(2.43)%
Adjustment for prior year’s NOLs	(1.04)%	(137.65)%
Change in deferred tax rate	(1.18)%	(0.81)%
Change in valuation allowance	(14.91)%	89.82%
Effective tax rate	4.30%	0.00%

Schedule of tax effect of these temporary differences representing deferred tax asset and liabilities

	2025	2024
Deferred tax assets (liabilities):
Net operating loss carryforward	21,340,000	18,463,000
Stock-based compensation	499,000	1,309,000
Depreciation and amortization	149,000	333,000
Impairment of Intangibles	241,000	222,000
Other	91,000	141,000
Capitalized Research and Development	1,726,000	1,386,000
Lease Liability	49,000	200,000
Tax credits	3,064,000	2,885,000
Deferred tax assets	27,159,000	24,939,000

Intellectual Property	—	(684,000)
ROU Asset	(49,000)	(200,000)
Deferred tax (liability)	(49,000)	(884,000)

Less: Valuation allowance	(27,110,000)	(24,739,000)
Net Deferred Tax Asset / (Liability)	—	(684,000)